Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 11,872,564	¥ 9,578,348
Non-current assets	17,901,586	15,091,719
Total assets	29,774,150	24,670,067	¥ 23,973,153
Current liabilities	8,323,492	6,652,124
Non-current liabilities	8,444,786	6,515,652
Total liabilities	16,768,278	13,167,776
Total equity	13,005,872	11,502,291	10,772,546	¥ 9,372,839
Sales revenue	20,428,802	16,907,725	14,552,696
Profit for the year	1,182,590	717,309	760,701
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	2,082,922	1,828,866
Non-current assets	2,451,751	2,100,223
Total assets	4,534,673	3,929,089
Current liabilities	1,383,033	1,239,684
Non-current liabilities	705,870	542,804
Total liabilities	2,088,903	1,782,488
Total equity	2,445,770	2,146,601
Sales revenue	4,614,619	3,999,462	3,301,032
Profit for the year	53,285	(33,265)	81,398
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	72,203	64,051
Non-current assets	24,867	25,654
Total assets	97,070	89,705
Current liabilities	29,538	29,887
Non-current liabilities	3,542	3,109
Total liabilities	33,080	32,996
Total equity	63,990	56,709
Sales revenue	178,964	189,332	173,696
Profit for the year	12,744	10,038	7,233
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,988,023	1,746,374
Non-current assets	2,400,612	2,050,459
Total assets	4,388,635	3,796,833
Current liabilities	1,348,062	1,205,478
Non-current liabilities	701,643	539,040
Total liabilities	2,049,705	1,744,518
Total equity	2,338,930	2,052,315
Sales revenue	4,425,320	3,800,943	3,120,190
Profit for the year	38,348	(45,204)	73,169
Affiliates [member] | Power products and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	22,696	18,441
Non-current assets	26,272	24,110
Total assets	48,968	42,551
Current liabilities	5,433	4,319
Non-current liabilities	685	655
Total liabilities	6,118	4,974
Total equity	42,850	37,577
Sales revenue	10,335	9,187	7,146
Profit for the year	2,193	1,901	996
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,587,223	1,921,276
Non-current assets	884,808	679,875
Total assets	2,472,031	2,601,151
Current liabilities	1,348,973	1,674,446
Non-current liabilities	147,481	99,592
Total liabilities	1,496,454	1,774,038
Total equity	975,577	827,113
Sales revenue	5,111,037	5,437,401	5,428,098
Profit for the year	168,972	399,664	438,912
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	376,630	337,603
Non-current assets	201,692	134,567
Total assets	578,322	472,170
Current liabilities	320,335	275,607
Non-current liabilities	72,977	23,272
Total liabilities	393,312	298,879
Total equity	185,010	173,291
Sales revenue	1,103,578	1,071,031	811,764
Profit for the year	100,242	93,766	62,907
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,206,741	1,579,996
Non-current assets	682,236	544,319
Total assets	1,888,977	2,124,315
Current liabilities	1,026,763	1,397,048
Non-current liabilities	72,063	74,136
Total liabilities	1,098,826	1,471,184
Total equity	790,151	653,131
Sales revenue	4,003,276	4,360,348	4,612,394
Profit for the year	67,056	304,119	375,642
Joint ventures [member] | Power products and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	3,852	3,677
Non-current assets	880	989
Total assets	4,732	4,666
Current liabilities	1,875	1,791
Non-current liabilities	2,441	2,184
Total liabilities	4,316	3,975
Total equity	416	691
Sales revenue	4,183	6,022	3,940
Profit for the year	¥ 1,674	¥ 1,779	¥ 363